Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO (1)(2) ($)	Average summary compensation table total for non-PEO named executive officers(1) ($)	Average compensation actually paid to non-PEO named executive officers (1)(3) ($)	Value of initial fixed $100 investment based on:		Net loss ($)	Gross Profit ($)(5)
					Total shareholder return (4) ($)	Peer group total shareholder return(4) ($)

2024	14,892,215	(99,007,921)	4,596,498	(5,930,505)	13.20	89.50	(4,746,000,000)	(1,200,000,000)
2023	14,354,080	36,328,396	8,387,695	11,530,019	23.29	83.00	(5,432,000,000)	(2,030,000,000)
2022	1,014,785	(1,991,817,641)	3,796,416	(51,055,180)	18.30	65.34	(6,752,000,000)	(3,123,000,000)
2021	422,140,679	2,339,784,810	18,107,278	44,605,170	102.94	94.48	(4,688,000,000)	(465,000,000)

Named Executive Officers, Footnote	The NEOs included in the table above were:

Year	Principal Executive Officer (PEO)	Non-PEO NEOs
2024	Robert J. Scaringe	Claire McDonough and Kjell Gruner
2023	Robert J. Scaringe	Claire McDonough and Kjell Gruner
2022	Robert J. Scaringe	Claire McDonough and Jiten Behl
2021	Robert J. Scaringe	Claire McDonough, Jiten Behl and Ryan Green
	Ryan Green was our former Chief Financial Officer until January 2021 and our former Senior Vice President and Corporate Controller until May 2021.
Peer Group Issuers, Footnote	Total shareholder return is cumulative for the measurement periods beginning at market close on November 10, 2021, which is the first day our Class A Common Stock began trading. The peer group for purposes of this table is the NASDAQ OMX Global Automotive index as presented in Item 5 in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 14,892,215	$ 14,354,080	$ 1,014,785	$ 422,140,679
PEO Actually Paid Compensation Amount	$ (99,007,921)	36,328,396	(1,991,817,641)	2,339,784,810
Adjustment To PEO Compensation, Footnote	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 10 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total for PEO	14,892,215	14,354,080	1,014,785	422,140,679
Less, value of equity awards reported in the Summary Compensation Table	(13,255,966)	(13,239,067)	(2,267)	(421,364,482)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	9,750,375	15,463,156	—	1,883,836,185
Change, in fair value of equity awards granted in prior years that are unvested	(98,606,066)	20,940,755	(1,723,047,376)	407,989,700
Plus, fair value as of vesting date of equity awards granted and vested in the year	917,224	184,267	—	—
Change, in fair value of equity awards granted in prior years that vested in the year	(12,705,703)	(1,374,795)	(269,782,783)	47,182,728
Compensation Actually Paid for PEO	(99,007,921)	36,328,396	(1,991,817,641)	2,339,784,810

Non-PEO NEO Average Total Compensation Amount	$ 4,596,498	8,387,695	3,796,416	18,107,278
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,930,505)	11,530,019	(51,055,180)	44,605,170
Adjustment to Non-PEO NEO Compensation Footnote	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 10 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Average for Non-PEO NEOs	4,596,498	8,387,695	3,796,416	18,107,278
Less, value of equity awards reported in the Summary Compensation Table	(3,823,115)	(7,184,516)	(3,215,217)	(17,710,842)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	2,812,612	9,634,741	1,302,361	27,672,382
Change, in fair value of equity awards granted in prior years that are unvested	(2,558,175)	644,233	(34,773,808)	14,855,104
Plus, fair value as of vesting date of equity awards granted and vested in the year	291,069	62,148	87,734	—
Change, in fair value of equity awards granted in prior years that vested in the year	(1,956,245)	(14,282)	(18,252,666)	1,903,203
Less, fair value of equity awards that failed to meet vesting conditions in the year	(5,293,149)	—	—	(221,955)
Compensation Actually Paid for Non-PEO NEOs	(5,930,505)	11,530,019	(51,055,180)	44,605,170

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Gross Profit
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return
Tabular List, Table

Performance Measures
Vehicle Delivery Volumes
Vehicle Quality
Product Development
FY Cash Operating Expense
Gross Profit

Total Shareholder Return Amount	$ 13.20	23.29	18.30	102.94
Peer Group Total Shareholder Return Amount	89.50	83.00	65.34	94.48
Net Income (Loss)	$ (4,746,000,000)	$ (5,432,000,000)	$ (6,752,000,000)	$ (4,688,000,000)
Company Selected Measure Amount	(1,200,000,000)	(2,030,000,000)	(3,123,000,000)	(465,000,000)
PEO Name	Robert J. Scaringe	Robert J. Scaringe	Robert J. Scaringe	Robert J. Scaringe
Additional 402(v) Disclosure	The following table sets forth an unranked list of the most important measures used by the Company to link Compensation Actually Paid to our NEOs for 2024 to Company performance. FY Cash Operating Expense is a non-GAAP financial measure and is defined as total operating expenses less research and development and selling, general and administrative depreciation and amortization expenses, and research and development and selling, general and administrative stock-based compensation expenses. We further adjusted FY Cash Operating Expense to exclude one-time costs of $83 million related to our first fiscal quarter restructuring, asset write-offs related to our manufacturing facility near the city of Social Circle, Georgia and Rivian VW Group Technologies start up costs. For further information regarding these measures, please see “Compensation Discussion and Analysis” beginning on page 30.
Measure:: 1
Pay vs Performance Disclosure
Name	Vehicle Delivery Volumes
Measure:: 2
Pay vs Performance Disclosure
Name	Vehicle Quality
Measure:: 3
Pay vs Performance Disclosure
Name	Product Development
Measure:: 4
Pay vs Performance Disclosure
Name	FY Cash Operating Expense
Measure:: 5
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,255,966)	$ (13,239,067)	$ (2,267)	$ (421,364,482)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,750,375	15,463,156	0	1,883,836,185
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,606,066)	20,940,755	(1,723,047,376)	407,989,700
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	917,224	184,267	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,705,703)	(1,374,795)	(269,782,783)	47,182,728
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,823,115)	(7,184,516)	(3,215,217)	(17,710,842)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,812,612	9,634,741	1,302,361	27,672,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,558,175)	644,233	(34,773,808)	14,855,104
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,069	62,148	87,734	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,956,245)	(14,282)	(18,252,666)	1,903,203
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,293,149)	$ 0	$ 0	$ (221,955)